REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 1,587	$ 1,233
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	1,653	1,572
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(1,449)	(1,218)
Balance, end of year	1,791	1,587
Balance, beginning of year	233	278
Revenue deferred in previous year and recognized as revenue in current year	(222)	(268)
Net additions from contracts with customers	213	223
Balance, end of year	224	233
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	296	278
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	329	340
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(320)	(322)
Balance, end of year	$ 305	$ 296